Goodwill and Other Intangible Assets - Rollforward of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Goodwill [Roll Forward]
Balance, beginning	$ 192.6
Balance, ending	193.7	$ 192.6
Europe Building Products
Goodwill [Roll Forward]
Balance, beginning	192.6	194.9
Foreign exchange impact	$ 1.1	(2.3)
Balance, ending		$ 192.6